Geographic Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Geographic Information (Details) [Line Items]
Revenues (in Dollars)	$ 183,597	$ 156,316
Percentage of revenue from single customer	10.00%	10.00%
Sales [Member]
Geographic Information (Details) [Line Items]
Percentage of revenues from major customers	10.00%	10.00%
Canada [Member]
Geographic Information (Details) [Line Items]
Revenues (in Dollars)	$ 280	$ 351